Share-based Payments - Movements in Number of Performance Share Units Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values (Detail) - PSUs [member]	12 Months Ended
	Mar. 31, 2019 USD ($) yr	Mar. 31, 2018 USD ($) yr	Mar. 31, 2017 USD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	1,059,975	1,184,852
Granted	199,303	400,463
Exercised	(297,052)	(506,660)
Forfeited	(48,467)	(18,681)
Ending balance	913,759	1,059,975	1,184,852
Weighted average fair value, Beginning balance	$ 26.36	$ 21.00
Exercisable	272,977
Weighted average fair value, Granted	$ 47.54	30.35
Weighted average fair value, Exercised	23.25	16.79
Weighted average fair value, Forfeited	30.06	29.38
Weighted average fair value, Ending balance	29.80	$ 26.36	$ 21.00
Weighted average fair value, exercisable	$ 21.91
Weighted average remaining contract term (in years) | yr	7.13	7.51	7.36
Weighted average remaining contract term (in years), exercisable | yr	5.59
Aggregate intrinsic value	$ 48,674,000	$ 48,048,000	$ 33,899,000
Aggregate intrinsic value, exercisable	$ 14,541,000